Income taxes - Reconciliation of effective tax rate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Profit (loss) for the year	$ 2,153.8	$ (2,687.9)	$ 4,629.0
Income taxes	(51.2)	127.6	(1,398.3)
Profit (loss) excluding income taxes	2,205.0	(2,815.5)	6,027.3
Income tax using the domestic corporation tax rate	507.2	(647.6)	1,386.3
Current year losses and other temporary differences for which no deferred tax asset was recognized		488.7	2.3
Utilization of carried forward tax losses for which no deferred tax assets were recognized	(471.0)
Effect of tax rates in foreign jurisdictions	9.2	7.4	0.4
Non-deductible expenses	0.2	5.8	7.3
Effect of different tax rates on specific gains	5.7	15.2	3.8
Effect of share of profits of associates	(0.5)	1.8	0.2
Other	0.4	1.1	(2.0)
Total income taxes in income statements	$ 51.2	$ (127.6)	$ 1,398.3